ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2023
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Schedule of accumulated other comprehensive income (loss)

RMB
Balance as of January 1, 2021	(68,440)
Foreign currency translation adjustments, net of tax of nil	(139,442)
Balance as of December 31, 2021	(207,882)
Foreign currency translation adjustments, net of tax of nil	660,956
Balance as of December 31, 2022	453,074
Foreign currency translation adjustments, net of tax of nil	102,268
Balance as of December 31, 2023	555,342
Balance as of December 31, 2023, in US$	78,218